UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________.

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________.

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014.

Date of Report (Date of earliest event reported):

February 4, 2015 (January 1, 2014)

Direct Capital Corporation

(Exact name of securitizer as specified in its charter)

025-01415	0001588401
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John Erskine, Assistant General Counsel, (973) 740-5000

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Direct Capital Corporation, as securitizer, has indicated by check mark that there is no activity to report for the annual period ended on December 31, 2014.

Direct Capital Corporation, as securitizer, is filing this Form ABS–15G pursuant to Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR §240.15Ga-1), in respect of all asset-backed securities sponsored by it and outstanding during the annual reporting period ended December 31, 2014 in the commercial equipment lease and loan asset class. The asset-backed securities sponsored by Direct Capital Corporation that are covered by this Form ABS-15G consist of those asset-backed securities of the following issuing entities:

(i)	Direct Capital Funding I Company, LLC;

(ii)	Direct Capital Funding III Company, LLC;

(iii)	Direct Capital Corporation;

(iv)	Direct Capital Funding IV, LLC;

(v)	Direct Capital Funding V, LLC; and

(vi)	Direct Capital Funding VI, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DIRECT CAPITAL CORPORATION
(Securitizer)

By:	/s/ Michael McConnell
Name: Michael McConnell
Title: Director

Date: February 4, 2015